Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements
The following tables presents the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	September 30, 2020
	Level 1	Level 2	Level 3	Total
Money market funds	$52,955	$—	$—	$52,955
Investments	—	129,914	—	129,914

	52,955	129,914	—	$182,869

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds	$62,113	$—	$—	$62,113
Investments	—	39,953	—	$39,953

	62,113	39,953	—	102,066

The following tables presents the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Money market funds	$29,553	$—	$—	$29,553
Investments	—	208,226	—	$208,226

	29,553	208,226	—	237,779

	December 31, 2019
	Level 1	Level 2	Level 3	Total
Money market funds	$62,113	$—	$—	$62,113
Investments	—	39,953	—	$39,953

	62,113	39,953	—	102,066